Description of Plan (Details) - EBP 055	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Automatic enrollment, percentage	6.00%
Matching contribution, percentage	50.00%
Participant compensation matched, percentage	6.00%
Retirement contributions, percentage	0.04
Transitional pay contribution, term (in years)	5 years
Vesting percentage	100.00%
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Minimum
EBP, Description of Plan [Line Items]
Employee contribution, percentage	1.00%
Employee catch-up, percentage	1.00%
Transitional pay, percentage	5.00%
Loan terms (in years)	1 year
Maximum
EBP, Description of Plan [Line Items]
Employee contribution, percentage	50.00%
Employee catch-up, percentage	30.00%
Transitional pay, percentage	8.00%
Loan terms (in years)	5 years